UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS MLP AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2017 (Unaudited)

	Number of Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED
COMPANIES 98.3%
COMPRESSION 1.0%
Archrock Partners LP	76,346	$1,045,940
CRUDE/REFINED PRODUCTS 10.5%
Buckeye Partners LP	26,087	1,491,915
Enbridge (CAD) (Canada)	62,632	2,503,775
Enbridge Energy Management LLC(a)	101,904	1,468,437
Kinder Morgan Canada Ltd., 144A (CAD) (Canada)(b)	84,600	1,174,746
NuStar GP Holdings LLC	9,848	208,285
Plains GP Holdings LP, Class A	151,087	3,396,436
Valero Energy Partners LP	10,661	464,287
		10,707,881
DIVERSIFIED MIDSTREAM 37.1%
AltaGas Ltd. (CAD) (Canada)	80,000	1,773,934
Andeavor Logistics LP	27,543	1,370,264
Energy Transfer Equity LP	257,932	4,480,279
Energy Transfer Partners LP	84,523	1,606,782
Enterprise Products Partners LP	179,326	4,675,029
Kinder Morgan	324,397	6,270,594
MPLX LP	114,210	3,919,687
Pembina Pipeline Corp. (CAD) (Canada)	188,845	6,086,896
Williams Cos. (The)	257,144	7,644,891
		37,828,356
DIVERSIFIED UTILITIES 6.1%
CenterPoint Energy	35,595	1,054,324
Dominion Resources	39,625	3,121,261
Sempra Energy	17,052	2,010,942
		6,186,527
GATHERING & PROCESSING 19.9%
Antero Midstream GP LP	132,150	2,518,779
Boardwalk Pipeline Partners LP	33,156	500,987
Enable Midstream Partners LP	6,305	93,881
Hess Midstream Partners LP	49,362	1,039,564
Noble Midstream Partners LP	23,350	1,124,770
ONEOK	125,290	6,785,706
Rice Midstream Partners LP	38,481	798,481
Tallgrass Energy GP LP	132,518	3,562,084
Targa Resources Corp.	55,256	2,462,760

1

	Number of Shares/Units	Value
Western Gas Equity Partners LP	32,926	$1,334,491
		20,221,503
MARINE SHIPPING/OFFSHORE 4.4%
GasLog Ltd. (Monaco)	62,084	1,043,011
GasLog Partners LP (Monaco)	22,395	508,367
Golar LNG Ltd. (Bermuda)	35,773	775,559
Golar LNG Partners LP (Marshall Islands)	38,183	839,262
Hoegh LNG Partners LP (Marshall Islands)	42,846	790,509
KNOT Offshore Partners LP (Marshall Islands)	22,857	538,282
		4,494,990
NATURAL GAS PIPELINES 13.1%
Cheniere Energy(b)	64,194	2,746,861
Cheniere Energy Partners LP Holdings LLC	41,215	1,035,733
TransCanada Corp. (CAD) (Canada)	138,386	7,027,072
Veresen (CAD) (Canada)	179,982	2,535,242
		13,344,908
OTHER 4.5%
EQT Corp.	15,763	982,665
Macquarie Infrastructure Co. LLC	40,978	3,052,042
Sprague Resources LP	21,500	553,625
		4,588,332
RENEWABLE ENERGY 1.7%
NextEra Energy Partners LP	22,485	932,228
Pattern Energy Group	30,700	771,184
		1,703,412
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$94,608,712)		100,121,849
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.90%(c)	100,000	100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$100,000)		100,000

2

		Value
TOTAL INVESTMENTS (Identified cost—$94,708,712)	98.4%	$100,221,849

OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	1,643,064

NET ASSETS	100.0%	$101,864,913

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Non-income producing security.

(b)         Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $1,174,746 or 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(c)          Rate quoted represents the annualized seven-day yield of the fund.

3

Cohen & Steers MLP and Energy Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers MLP and Energy Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with investing in those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 investments as of August 31, 2017.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund’s investments carried at value:

Cohen & Steers MLP and Energy Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$100,121,849	$100,121,849	$—	$—
Short-Term Investments	100,000	—	100,000	—
Total Investments(a)	$100,221,849	$100,121,849	$100,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited
Partnerships and
Related Companies-
Gathering & Processing
Balance as of November 30, 2016	$419,804
Sales	(426,905)
Realized gain (loss)	79,536
Change in unrealized appreciation (depreciation)	(72,435)
Balance as of August 31, 2017	$—

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Principal Executive Officer

Date: October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Principal Financial Officer

	Date: October 23, 2017			Date: October 23, 2017